INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS [Abstract]
Summary of Company's Investments

The following is a summary of the Company’s investments (in thousands):

	As of
	December 31,	December 31,
	2024	2023
Equity method investments⁽¹⁾	$79,934	$59,655
Nonmarketable equity investments without readily determinable fair values	21,205	18,748
Nonmarketable equity investments with readily determinable fair values	76	83
Total investment securities	$101,215	$78,486
(1)
The book value of two equity method investments exceeded the Company’s percentage ownership share of their underlying net assets by $27.3 million and $8.7 million as of December 31, 2024. The book value of one equity method investment exceeded the Company’s percentage ownership share of their underlying net assets by $27.7 million as of December 31, 2023. The basis differences, primarily resulting from acquisition purchase price step-ups on the investments, are accounted for as goodwill (as a component of the investment), which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.